DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2016
DISCONTINUED OPERATION [Text Block]
8.	DISCONTINUED OPERATION

On July 15, 2014, the Company closed the sale to Savannah Resources plc (the "Purchaser"), an arm’s length party, of the Company's properties in Oman (the “Oman Sale”). The Purchaser is a mineral exploration company listed on the Alternative Investment Market in London. The Oman Sale was effected by way of the sale by the Company to the Purchaser of all of the outstanding shares of the British Virgin Islands company, Gentor Resources Limited ("Oman Holdco"). Prior to the Oman Sale, Oman Holdco was a wholly-owned subsidiary of the Company and the interests of the Company in the Oman properties had been held through Oman Holdco.

The loss on sale of discontinued operation was determined as follows:

Cash consideration received	$800,000
Net assets disposed:
Cash	5,657
Capital assets	6,964
Mineral rights	800,000
812,621

Loss on sale of discontinued operation	12,621

The consideration for the Oman Sale was comprised of a cash payment of $800,000 paid to the Company on the closing of the Oman Sale, together with the following deferred consideration:

(a)	The sum of $1,000,000, payable to the Company upon a formal final investment decision being made to proceed with the development of a mine at the Block 5 project in Oman.
(b)	The sum of $1,000,000, payable to the Company upon the production of the first saleable concentrate or saleable product from ore derived from the Block 5 project in Oman.

(c)	The sum of $1,000,000, payable to the Company within six months of the payment of the deferred consideration in (b) above.

(d)	The Purchaser may elect to pay up to 50% of the above deferred consideration by the issue of shares of the Purchaser to the Company.

As at December 31, 2014, the deferred consideration was not included in the gain/loss on sale of discontinued operation. Management will continue to reassess the value of the deferred consideration on a periodic basis and include any changes in the statement of operations as a part of discontinued operation. The Company has accounted for contingent consideration based on when cash is received.

The results of the discontinued operation were as follows:

Total discontinued operation	2014
– Statement of comprehensive loss
Expenses
Field camp expenses	-
Surveying	-
Geophysics	-
Geochemistry	-
Geology	-
Drilling	-
Professional fees	2,072
Environmental testing	-
General and administrative	85,951
Gain on sale of capital assets	-
Impairment of mineral properties	-
Depreciation	7,312
Net loss before discontinuing operation [1]	95,335
Loss on sale of discontinued operation	12,621

Net loss from discontinued operation	107,956

[1] In 2014, this loss represents the activity prior to the sale on July 15, 2014.

Cash flows from the discontinued operation were:

For the
period
ended July
15, 2014

CASH PROVIDED BY (USED IN)
Operating activities:
Net loss from discontinued operation	$(107,956)
Adjustments required to reconcile net loss with net cash used in operating activities
Impairment of mineral properties	-
Depreciation	7,312
Gain on sale of capital assets	-
Loss from discontinued operation	12,621
Stock based compensation - employees	3,196
Changes in non-cash working capital balances
Prepaids and advances	2,980
Due from related parties	-
Accounts payable	(213,461)
Cash used in operating activities	(295,308)
Financing activities
(Repayment to)/advance from parent	(501,834)
Cash(used in)/provided by financing activities	(501,834)
Investing activities
Proceeds from sale of capital assets	-
Proceeds from sale of discontinued operation	800,000
Cash provided by investing activities	800,000

Net increase/(decrease) in cash	2,858

Cash, beginning of the period	2,799
Cash balance included in net assets disposed	(5,657)
Cash, end of the period	$-